Jan-14-03 03:23pm From- T-405 P.002/002 F-535

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03004302

Cert NYS

1-31583

NYSE

January 14, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, NAM TAI ELECTRONICS, INC., Common Shares $0.01 Par Value Per Share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 14, 2003. Tentative listing date – January 23, 2003.

Sincerely,

Paras Madho